CAPITAL AND RESERVES - Issuance of Common Shares (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)	146,966	145,630
Average exercise price (in usd per share) | $ / shares	$ 30.19	$ 28.18
Value of share options exercised in share-based payment arrangement | $	$ 4,437
2012 and 2014 Share-based Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options issued and vested (in shares)		145,630	94,380
Average exercise price (in usd per share) | $ / shares		$ 28.18	$ 37.17
Value of share options exercised in share-based payment arrangement | $		$ 4,103	$ 3,508
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $	$ 51,226	$ 42,989	$ 32,566
Number of awards granted (in shares)	348,967	378,323	801,041
Number of awards vested (in shares)	248,729	257,079	266,300
Weighted average exercise price (in usd per share) | $ / shares	$ 205.95	$ 167.22	$ 122.29
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of awards vested (in shares)	8,632	9,924
Weighted average exercise price (in usd per share) | $ / shares	$ 157.35	$ 190.43
SEU | Directors and employees
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $	$ 610	$ 868
Number of awards granted (in shares)	0	0
Number of awards vested (in shares)	3,844	4,524
Weighted average exercise price (in usd per share) | $ / shares	$ 158.75	$ 191.76